Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Borrowings
Schedule of long-term borrowings

	December 31,	June 30,
	2024	2025
		(Unaudited)
Short-term borrowing:
Bank loan (i)	4,490,000	4,068,000
Other short-term financing arrangements (ii)	1,239,561	1,370,829
Current portion of long-term borrowings:
Current portion of convertible notes (iii)	2,706,285	6,517
Current portion of long-term bank loan (iv)	639,180	501,340
Current portion of other financing arrangements (ii)	52,157	284,341
Long-term borrowings:
Bank loan (iv)	2,965,490	663,570
Convertible notes (iii)	8,166,996	8,136,775
Other financing arrangements (ii)	308,269	312,833
Total	20,567,938	15,344,205

				As of December 31, 2024			As of June 30, 2025
					Current portion	Long-term		Current portion	Long-term
			Maturity/	Outstanding	according to	portion according	Outstanding	according to	portion according
Ref.	Date of borrowing	Lender/Banks	Repayment date	loan	repayment schedule	to repayment schedule	loan	repayment schedule	to repayment schedule
1	June 15, 2022	Bank of Shanghai	June 15, 2025	80,340	80,340	—	—	—	—
2	July 25, 2022	China Construction Bank	July 25, 2029	6,460	1,360	5,100	5,780	1,700	4,080
3	July 26, 2022	Industrial and Commercial Bank of China	July 25, 2029	9,690	2,040	7,650	8,670	2,550	6,120
4	August 24, 2022	China Construction Bank	July 25, 2029	18,810	3,960	14,850	16,830	4,950	11,880
5	January 19,2023	China Construction Bank	July 25, 2029	297,730	62,680	235,050	266,390	78,350	188,040
6	January 20,2023	Industrial and Commercial Bank of China	July 25, 2029	474,810	99,960	374,850	424,830	124,950	299,880
7	September 18,2023	Bank of Shanghai	September 18,2026	213,040	108,600	104,440	158,740	108,600	50,140
8	March 18,2024	China Construction Bank	January 15,2031	637,010	29,900	607,110	—	—	—
9	March 18,2024	Industrial and Commercial Bank of China	January 15,2031	497,660	23,360	474,300	—	—	—
10	March 18,2024	China Minsheng Bank	January 15,2031	497,670	23,380	474,290	—	—	—
11	March 18,2024	Agricultural Bank of China	January 15,2031	497,660	23,360	474,300	—	—	—
12	April 12,2024	Bank of Shanghai	January 11, 2027	145,550	72,600	72,950	109,250	72,600	36,650
13	May 15,2024	Bank of Shanghai	February15,2027	228,240	107,640	120,600	174,420	107,640	66,780
	Total			3,604,670	639,180	2,965,490	1,164,910	501,340	663,570